Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Schedule of property, plant and equipment useful lives

Buildings	33 years
Facilities & leasehold improvements	5-10 years
Machinery and equipment	3-10 years
Computer and R&D equipment	3-6 years
Other	2-5 years

Actual past and expected future revenues for multiple deliverable arrangements

In millions of U.S. dollars	2009	2010	2011	2012	2013
Licenses and process documentation	23	29	56	7	7
Training and support services	1	28	14	6	3

Total Revenues under Multiple Deliverable Arrangements	24	57	70	13	10